Segment information - Information by operating segments (Details) - EUR (€) € in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Segment information
Total Revenues from contracts with external customers	€ 10,327	€ 9,981	€ 189,923
Adjusted EBITDA	(10,053)	(9,469)
Additions to property, plant and equipment and right-of-use assets	79	554
Additions to intangible assets	44	972
Other segment information
Depreciation and amortization	2,363	2,359
Research and development expenses	4,614	4,335	€ 19,297
Pharmaceutical
Segment information
Total Revenues from contracts with external customers	3,235	3,598
Diagnostics
Segment information
Total Revenues from contracts with external customers	7,092	6,383
Operating segment | Pharmaceutical
Segment information
Total Revenues from contracts with external customers	3,235	3,598
Adjusted EBITDA	1,099	1,497
Additions to property, plant and equipment and right-of-use assets		6
Additions to intangible assets	29	322
Other segment information
Depreciation and amortization	127	414
Operating segment | Diagnostics
Segment information
Total Revenues from contracts with external customers	7,092	6,383
Adjusted EBITDA	812	1,054
Additions to property, plant and equipment and right-of-use assets		234
Other segment information
Depreciation and amortization	441	406
Corporate
Segment information
Adjusted EBITDA	(11,964)	(12,020)
Additions to property, plant and equipment and right-of-use assets	79	314
Additions to intangible assets	15	650
Other segment information
Depreciation and amortization	1,795	1,539
Research and development expenses	€ 4,614	€ 4,335